Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short term Borrowings and Long-term Borrowings
Short-term borrowings	¥ 281,102	$ 38,511	¥ 6,975,399
Long-term borrowings	8,151,598	$ 1,116,764	1,747,070
Total borrowings	8,432,700		8,722,469
Convertible debt
Short term Borrowings and Long-term Borrowings
Short-term borrowings	0		6,031,566
Long-term borrowings	6,254,897		0
Unsecured borrowing
Short term Borrowings and Long-term Borrowings
Short-term borrowings	0		688,231
Secured borrowing
Short term Borrowings and Long-term Borrowings
Short-term borrowings	181,102		155,602
Long-term borrowings	1,896,701		1,647,070
Credit guaranteed borrowing
Short term Borrowings and Long-term Borrowings
Short-term borrowings	100,000		100,000
Long-term borrowings	¥ 0		¥ 100,000